SELECTED STATEMENTS OF INCOME DATA	12 Months Ended
Dec. 31, 2022
Income Statement Related Disclosures [Abstract]
SELECTED STATEMENTS OF INCOME DATA	SELECTED STATEMENTS OF INCOME DATA
a.Research and development, net:

	Year Ended December 31,
	2022	2021	2020
Total costs	$364,654	$319,083	$261,105
Less - grants and participations	(2,414)	(2,118)	(2,347)
Less - capitalization of software development costs	(56,167)	(45,778)	(40,576)

	$306,073	$271,187	$218,182
b.Financial expenses and other, net:

	Year Ended December 31,
	2022	2021	2020
Financial income:
Interest and amortization/accretion of premium/discount on marketable securities, net	$13,659	$13,751	$17,596
Interest	4,720	200	1,543

	18,379	13,951	19,139
Financial expenses:
Interest	(1,127)	(10,061)	(7,770)
Loss in respect of debt extinguishment	(1,206)	(13,969)	—
Debt issuance costs amortization	(1,996)	(610)	(3,650)
Exchangeable senior notes amortization of discount	(2,587)	(5,708)	(9,648)
Exchange rates differences	(301)	(4,131)	(41)
Other	(2,774)	(2,958)	(2,731)

	(9,991)	(37,437)	(23,840)

Other (expenses) Income, net	1,771	196	(158)

	$10,159	$(23,290)	$(4,859)
c.Net earnings per share:
The following table sets forth the computation of basic and diluted net earnings per share:
1.Numerator:

	Year Ended December 31,
	2022	2021	2020
Net income to ordinary shareholders	$265,945	$199,223	$196,346
2.Denominator (in thousands):

	Year Ended December 31,
	2022	2021	2020
Denominator for basic net earnings per share:
Weighted average number of shares (thousand)	63,790	63,189	62,710
Effect of dilutive securities:
Add - employee stock options and RSU	894	1,605	1,611
Warrants issued in the exchangeable notes transaction	1,781	2,102	1,635

Denominator for diluted net earnings per share - adjusted weighted average shares (thousand)	66,465	66,896	65,956